Inventories - Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 137	$ 132
Work-in-process	1,104	1,005
Finished products	450	425
Total	$ 1,691	$ 1,562